IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by type and industry sector, as at October 31, 2023 and 2022, based on the Basel III classifications, are as follows:

(Canadian $ in millions)	Drawn (3) (7)		Commitments (undrawn) (3) (8)		Other off-balance sheet items (3) (9)		OTC derivatives (4) (10)		Repo-style transactions (4) (5) (11)		Total (1)
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Individual	281,087	233,450	63,812	57,446	13	–	–	–	–	–	344,912	290,896
Financial institutions	95,433	112,185	18,690	34,216	7,201	8,036	19,307	16,467	16,177	18,197	156,808	189,101
Governments	219,809	186,542	2,551	1,869	1,575	434	8,193	8,063	5,870	9,287	237,998	206,195
Manufacturing	33,141	32,515	16,059	17,522	1,915	2,050	807	1,643	–	–	51,922	53,730
Real estate	61,766	49,639	11,843	12,911	971	1,238	224	459	–	–	74,804	64,247
Retail trade	27,858	23,890	4,621	4,890	441	549	129	248	–	–	33,049	29,577
Service industries	56,649	52,437	13,552	17,113	3,172	3,169	696	695	–	–	74,069	73,414
Wholesale trade	20,117	18,037	7,618	7,206	611	775	167	336	–	–	28,513	26,354
Oil and gas	3,364	3,823	2,889	4,440	788	1,341	1,444	6,066	–	–	8,485	15,670
Utilities	11,224	8,781	8,767	12,885	4,547	4,323	1,850	2,087	–	–	26,388	28,076
Others (2)	62,636	50,936	18,132	18,111	4,009	5,287	1,634	1,649	–	–	86,411	75,983
Total exposure at default (6)	873,084	772,235	168,534	188,609	25,243	27,202	34,451	37,713	22,047	27,484	1,123,359	1,053,243

(1)	Credit exposure excluding equity, securitization and other assets, such as non-significant investments, goodwill, deferred tax assets and intangibles.
(2)	Includes remaining industries that individually comprise less than 2% of total exposures.
(3)	Represents gross credit exposures without accounting for collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)
Repo-style transactions include repos, reverse repos and securities lending transactions, which represent both asset and liability exposures. The impact of collateral on the credit exposure for repo-style transactions is

$228,691 million ($215,806 million in 2022).

(6)	Excludes exposures arising from derivative and repo-style transactions that are cleared through a clearing house or a central counterparty totalling $9,025 million ($13,698 million in 2022).
(7)	Drawn exposures include loans, acceptances, deposits with regulated financial institutions and certain securities.
(8)
Undrawn commitments cover all unutilized authorizations associated with the drawn exposures noted above, including any authorizations that are unconditionally cancellable. EAD for undrawn commitments is model-generated, based on internal empirical data.

(9)	Other off-balance sheet exposures include items such as guarantees, standby letters of credit and documentary credits.
(10)	Over-the-counter (OTC) derivatives are those in proprietary accounts that result in exposure to credit risk in addition to market risk. EAD for OTC derivatives is calculated inclusive of collateral.
(11)	EAD for repo-style transactions is the calculated exposure, net of collateral.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (Pre-tax Canadian $ equivalent in millions)	2023				2022
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	4.0	2.4	6.1	1.2	1.6	3.1	5.5	1.0
Equity VaR	13.6	14.0	24.5	8.5	14.1	13.1	18.4	8.5
Foreign exchange VaR	1.7	2.9	5.6	1.3	2.3	1.8	5.2	0.5
Interest rate VaR (2)	27.3	27.4	41.5	16.0	22.1	18.0	26.5	12.4
Debt-specific risk	11.0	10.9	15.9	7.5	10.2	5.7	10.5	1.8
Diversification	(25.0)	(25.5)	nm	nm	(15.0)	(15.1)	nm	nm
Total Trading VaR	32.6	32.1	47.9	21.2	35.3	26.6	38.2	18.1

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Interest rate VaR includes general credit spread risk.
nm – not meaningful

Structural Interest Rate Sensitivity
Structural Interest Rate Sensitivity
(1)

	Economic value sensitivity				Earnings sensitivity
(Pre-tax Canadian $ equivalent in millions)	October 31, 2023			October 31, 2022	October 31, 2023			October 31, 2022
	Canada (2)	United States	Total	Total	Canada (2)	United States	Total	Total
100 basis point increase	(872.6)	(976.0)	(1,848.6)	(990.2)	31.0	273.4	304.5	498.9
100 basis point decrease	750.4	741.1	1,491.6	647.9	(36.2)	(289.2)	(325.4)	(595.2)

(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)	Includes Canadian dollar and other currencies.

Summary of Remaining Contractual Maturity

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets
Cash and cash equivalents	75,473	–	–	–	–	–	–	–	2,461	77,934
Interest bearing deposits with banks	2,791	680	383	153	118	–	–	–	–	4,125
Securities	4,037	8,408	7,472	5,614	6,816	29,374	63,601	141,953	55,104	322,379
Securities borrowed or purchased under resale agreements	93,707	12,311	6,903	2,491	–	250	–	–	–	115,662
Loans (1)
Residential mortgages	1,121	2,188	3,403	4,246	4,761	27,229	107,347	26,689	266	177,250
Consumer instalment and other personal	283	621	1,028	1,343	1,542	8,094	35,467	29,992	25,670	104,040
Credit cards	–	–	–	–	–	–	–	–	12,294	12,294
Business and government	19,671	10,920	12,550	16,370	16,953	49,366	114,289	27,880	98,702	366,701
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,807)	(3,807)
Total loans, net of allowance	21,075	13,729	16,981	21,959	23,256	84,689	257,103	84,561	133,125	656,478
Other Assets
Derivative instruments	2,797	4,539	2,670	2,827	1,555	7,804	9,325	8,459	–	39,976
Customers’ liabilities under acceptances	4,682	3,423	6	–	–	–	–	–	–	8,111
Other	4,023	814	336	42	4	10	19	7,629	55,734	68,611
Total other assets	11,502	8,776	3,012	2,869	1,559	7,814	9,344	16,088	55,734	116,698
Total Assets	208,585	43,904	34,751	33,086	31,749	122,127	330,048	242,602	246,424	1,293,276

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	48,986	63,728	64,939	60,911	52,040	47,624	80,829	18,624	471,995	909,676
Other liabilities
Derivative instruments	3,103	8,450	3,033	2,278	2,014	7,694	11,748	11,873	–	50,193
Acceptances	4,682	3,423	6	–	–	–	–	–	–	8,111
Securities sold but not yet purchased (4)	43,781	–	–	–	–	–	–	–	–	43,781
Securities lent or sold under repurchase agreements (4)	99,006	4,751	476	539	–	1,336	–	–	–	106,108
Securitization and liabilities related to structured entities	97	717	1,199	2,195	592	4,896	9,870	7,528	–	27,094
Other	15,672	2,269	116	110	107	14,109	2,763	6,160	21,742	63,048
Total other liabilities	166,341	19,610	4,830	5,122	2,713	28,035	24,381	25,561	21,742	298,335
Subordinated debt	–	–	–	–	–	–	25	8,203	–	8,228
Total Equity	–	–	–	–	–	–	–	–	77,037	77,037
Total Liabilities and Equity	215,327	83,338	69,769	66,033	54,753	75,659	105,235	52,388	570,774	1,293,276

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $30,852 million as at October 31, 2023 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.

										2023
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	2,216	4,874	9,377	14,499	14,190	41,713	129,634	5,927	–	222,430
Letters of credit (2)	1,641	5,088	5,739	5,397	6,065	3,663	3,778	48	–	31,419
Backstop liquidity facilities	212	241	666	2,207	2,039	3,951	8,643	846	–	18,805
Other commitments (3)	46	91	106	101	155	354	626	141	–	1,620

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets
Cash and cash equivalents	86,003	–	–	–	–	–	–	–	1,463	87,466
Interest bearing deposits with banks	3,844	1,662	86	44	98	–	–	–	–	5,734
Securities	4,189	4,284	5,480	5,375	6,060	18,272	68,521	108,072	53,009	273,262
Securities borrowed or purchased under resale agreements	83,861	21,736	5,101	2,448	48	–	–	–	–	113,194
Loans (1)
Residential mortgages	526	1,519	3,708	5,778	6,501	14,665	105,285	10,810	88	148,880
Consumer instalment and other personal	211	553	940	1,693	1,537	4,844	37,742	14,084	24,499	86,103
Credit cards	–	–	–	–	–	–	–	–	9,663	9,663
Business and government	13,003	9,595	11,724	9,300	11,394	37,250	105,009	17,776	94,259	309,310
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,617)	(2,617)
Total loans, net of allowance	13,740	11,667	16,372	16,771	19,432	56,759	248,036	42,670	125,892	551,339
Other Assets
Derivative instruments	5,362	7,147	3,359	2,552	2,225	7,787	11,636	8,092	–	48,160
Customers’ liabilities under acceptances	9,752	3,461	19	3	–	–	–	–	–	13,235
Other	2,735	625	225	21	2	10	19	5,817	37,355	46,809
Total other assets	17,849	11,233	3,603	2,576	2,227	7,797	11,655	13,909	37,355	108,204
Total Assets	209,486	50,582	30,642	27,214	27,865	82,828	328,212	164,651	217,719	1,139,199

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	38,064	44,637	49,626	47,908	48,444	39,992	62,978	16,265	421,564	769,478
Other liabilities
Derivative instruments	3,370	11,764	4,399	3,814	2,895	7,619	14,092	12,003	–	59,956
Acceptances	9,752	3,461	19	3	–	–	–	–	–	13,235
Securities sold but not yet purchased (4)	40,979	–	–	–	–	–	–	–	–	40,979
Securities lent or sold under repurchase agreements (4)	94,215	6,476	1,046	2,226	–	–	–	–	–	103,963
Securitization and liabilities related to structured entities	14	2,803	1,300	794	1,673	5,136	9,342	6,006	–	27,068
Other	12,143	4,980	101	97	146	872	2,558	5,722	18,713	45,332
Total other liabilities	160,473	29,484	6,865	6,934	4,714	13,627	25,992	23,731	18,713	290,533
Subordinated debt	–	–	–	–	–	–	25	8,125	–	8,150
Total Equity	–	–	–	–	–	–	–	–	71,038	71,038
Total Liabilities and Equity	198,537	74,121	56,491	54,842	53,158	53,619	88,995	48,121	511,315	1,139,199

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $29,966 million as at October 31, 2022 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,932	3,610	10,461	13,373	14,753	38,057	119,430	5,490	–	207,106
Letters of credit (2)	1,680	4,601	4,936	4,662	4,922	2,832	3,680	57	–	27,370
Backstop liquidity facilities	–	585	393	1,438	1,275	3,465	9,189	985	–	17,330
Other commitments (3)	27	98	55	55	58	220	353	278	–	1,144

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.